Summary of significant accounting policies - Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Capitalized software development costs incurred	$ 502	$ 387	$ 1,522
Capitalized software costs amortized during period	$ 864	$ 1,006	$ 923